NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation expenses
Incremental compensation expenses	$ 1,865	$ 2,317	$ 3,196
Fulfillment
Share-based compensation expenses
Incremental compensation expenses	214	211	185
Selling and marketing
Share-based compensation expenses
Incremental compensation expenses	456	458	580
General and administrative
Share-based compensation expenses
Incremental compensation expenses	$ 1,195	$ 1,648	$ 2,431